Short-term Investments - Schedule of Short-term Investments (Details) - Queens Road Capital Investment Ltd [Member] - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Statement Line Items [Line Items]
Fair value, at the beginning of the year	$ 9,143	$ 38,340
Additions	574	936
Disposals		(45,386)
Fair value adjustment due to foreign exchange rate change		(79)
Fair value adjustment due to share price change	(2,570)	15,332
Fair value, at the end of the year	$ 7,147	$ 9,143